Average Annual Total Returns - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - Fidelity Stock Selector Large Cap Value Fund	Mar. 30, 2024
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	14.47%
Past 5 years	12.03%
Past 10 years	8.57%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	7.55%
Past 5 years	10.39%
Past 10 years	7.64%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.96%
Past 5 years	9.45%
Past 10 years	6.92%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.86%
Past 5 years	8.13%
Past 10 years	6.07%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	12.20%
Past 5 years	10.79%
Past 10 years	7.56%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	9.85%
Past 5 years	10.62%
Past 10 years	7.57%
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	14.58%
Past 5 years	12.17%
Since Inception	8.94%	[1]
RS005
Average Annual Return:
Past 1 year	11.46%
Past 5 years	10.91%
Past 10 years	8.40%

[1]	A From February 1, 2017 .